Employee compensation and benefits - Key actuarial assumptions for the principal plan (Details) - Pension Plan - Principal plan	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Discount rate	2.80%	2.60%	2.50%
Inflation rate	3.40%	3.40%	3.50%
Rate of increase for pensions	3.10%	3.10%	3.20%
Rate of pay increase	3.65%	3.88%	4.00%